Summary of Receivables, Net (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	$ 194,082	$ 197,006
Less: allowance for doubtful accounts	(54,732)	(56,777)
Receivables, net	139,350	140,229	124,814
Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross		216,521	195,890
Less: allowance for doubtful accounts		(76,292)	(71,076)
Receivables, net		140,229	124,814
Casino
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	156,414	156,469
Casino | Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross		175,984	166,701
Hotel
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	17,225	19,738
Hotel | Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross		19,738	14,561
Retail Leases and Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	20,443	20,799
Retail Leases and Other | Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross		$ 20,799	$ 14,628